Summary of Significant Accounting Policies (Detail) - Schedule of unrecognized tax benefits (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 3,709,129	$ 2,189,194	$ 1,346,203
Increase in unrecorded tax benefits taken in 2012	133,029	1,632,986	1,077,488
Exchange rate adjustment – 2012	(24,085)
Balance	$ 3,818,073	$ 3,709,129	$ 2,189,194